Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Earnings	$ 371	$ 436
Items not affecting cash:
Depreciation and amortization	134	107
Deferred income tax	19	(9)
Impairment of assets	80	0
Loss on disposal of assets, net	2	12
Other items	(5)	(8)
Cash flows from (used in) operations	601	538
Net change in non-cash operating working capital balances	52	(18)
Net change in taxes receivable and taxes payable	(45)	88
Cash flows from (used in) operating activities	608	608
Investing activities
Investment in property, plant and equipment	(210)	(240)
Investment in intangible assets	(1)	(4)
Cash flows from (used in) investing activities	(211)	(244)
Financing activities
Common share dividends paid	(411)	(101)
Accounts receivable securitization repayments, net	0	(200)
Repurchase of common shares	(98)	0
Issue of common shares	4	7
Cash flows from (used in) financing activities	(505)	(294)
Foreign exchange revaluation on cash and cash equivalents held	(5)	10
(Decrease) increase during year	(113)	80
Balance, beginning of year	241	161
Balance, end of year	$ 128	$ 241